Property and Equipment	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Property and Equipment
9.	Property and Equipment

(1)	Changes in property and equipment for the year ended December 31, 2016 are as follows:

	(In millions of yen)
	Furniture and fixtures	Equipment	Land(1)	Construction- in-progress	Others	Total
Acquisition cost
Balance at January 1, 2016	2,950	12,253	2,584	60	356	18,203
Acquisitions	1,144	4,012	—	179	401	5,736
Disposals	(74)	(665)	(2,584)	—	(13)	(3,336)
Deconsolidation of LINE BIZ Plus Ltd.	—	(27)	—	—	(3)	(30)
Exchange differences	(3)	(44)	—	—	14	(33)
Other	(200)	0	—	(55)	—	(255)

Balance at December 31, 2016	3,817	15,529	—	184	755	20,285

Accumulated depreciation and impairment
Balance at January 1, 2016	1,479	6,121	—	—	102	7,702
Disposals	(57)	(471)	—	—	(5)	(533)
Depreciation	680	3,333	—	—	121	4,134
Deconsolidation of LINE BIZ Plus Ltd.	—	(4)	—	—	(1)	(5)
Exchange differences	(3)	(13)	—	—	2	(14)
Other	(17)	(11)	—	—	—	(28)

Balance at December 31, 2016	2,082	8,955	—	—	219	11,256

Carrying amounts
Balance at January 1, 2016	1,471	6,132	2,584	60	254	10,501

Balance at December 31, 2016	1,735	6,574	—	184	536	9,029

(1)	On June 29, 2016, the Group sold its land in Fukuoka. Refer to Note 22 (1) Other Income and Expenses for more details.
(2)	Changes in property and equipment for the year ended December 31, 2017 are as follows:

			(In millions of yen)
	Furniture and fixtures	Equipment	Construction- in-progress	Others	Total
Acquisition cost
Balance at January 1, 2017	3,817	15,529	184	755	20,285
Acquisitions	4,156	7,038	42	361	11,597
Disposals	(1,305)	(911)	—	(174)	(2,390)
Acquisition through business combinations	12	184	—	297	493
Exchange differences	1	152	—	43	196
Other	(180)	204	(184)	61	(99)

Balance at December 31, 2017	6,501	22,196	42	1,343	30,082

Accumulated depreciation and impairment
Balance at January 1, 2017	2,082	8,955	—	219	11,256
Disposals	(1,291)	(810)	—	(3)	(2,104)
Depreciation	1,146	4,111	—	266	5,523
Acquisition through business combinations	4	125	—	171	300
Exchange differences	1	53	—	15	69
Other	(63)	(32)	—	8	(87)

Balance at December 31, 2017	1,879	12,402	—	676	14,957

Carrying amounts
Balance at January 1, 2017	1,735	6,574	184	536	9,029

Balance at December 31, 2017	4,622	9,794	42	667	15,125

(3)	Contractual commitments for the acquisition of property and equipment:

(In millions of yen)
December 31, 2016	December 31, 2017
1,464	527

The carrying amounts of property and equipment held under finance leases contracts were nil as of December 31, 2016 and 2017. Additions during the year included nil in 2016 and 2017 of property and equipment under finance leases and installment payment contracts.

Construction-in-progress as of December 31, 2016 was mainly related to capital expenditures for the building where the Company’s new headquarter office would be located. Construction-in-progress as of December 31, 2017 was mainly related to capital expenditures for the molds to be used for mass production for Gatebox Inc.’s products.